Commitments (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	¥ 838,616	¥ 128,640
Contracted for	838,616	128,640
Authorized but not contracted for	12,161
Total	850,777	128,640
Property.
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase		101,779
Contracted for		101,779
Property improvements
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase		21,679
Contracted for		21,679
Construction in progress
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	837,616
Contracted for	837,616
Software
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	1,000	5,182
Contracted for	¥ 1,000	¥ 5,182